Benefit Plans	12 Months Ended
Dec. 31, 2014
Benefit Plans [Abstract]
Benefit Plans
(9) Benefit Plans

(a) Retirement Plan

The Company maintains a trusteed non-contributory pension plan covering employees that have completed one year of employment and 1,000 hours of service. The benefits are based on the sum of (a) a benefit equal to a prior service benefit plus the average of the employees’ highest five consecutive years’ compensation in the ten years preceding retirement multiplied by a percentage of service after a specified date plus (b) a benefit based upon career average compensation. The amounts contributed to the plan are determined annually on the basis of (a) the maximum amount that can be deducted for federal income tax purposes or (b) the amount certified by a consulting actuary as necessary to avoid an accumulated funding deficiency as defined by the Employee Retirement Income Security Act of 1974. Contributions are intended to provide for benefits attributed to service to date. Assets of the plan are administered by Trustco Bank’s Financial Services Department. This plan was frozen as of December 31, 2006. The following tables set forth the plan’s funded (unfunded) status and amounts recognized in the Company’s consolidated statements of condition at December 31, 2014 and 2013:

Change in Projected Benefit Obligation:	December 31,
(dollars in thousands)	2014	2013
Projected benefit obligation
at beginning of year	$27,822	31,990
Service cost	58	69
Interest cost	1,374	1,273
Benefits paid	(1,751)	(2,045)
Net actuarial loss (gain)	6,159	(3,465)
Projected benefit obligation at end of year	$33,662	27,822

Change in Plan Assets and
Reconciliation of Funded Status:	December 31,
(dollars in thousands)	2014	2013
Fair Value of plan assets at
beginning of year	$39,419	34,584
Actual gain on plan assets	3,325	6,880
Company contributions	2,000	-
Benefits paid	(1,751)	(2,045)
Fair value of plan assets at end of year	42,993	39,419

Funded status at end of year	$9,331	11,597

Amounts recognized in accumulated other comprehensive income consist of the following as of:

	December 31,
	2014	2013
Net actuarial loss	$6,150	813

Components of Net Periodic Pension Income and Other Amounts Recognized in Other Comprehensive Income:

(dollars in thousands)
	Year ended December 31,
	2014	2013	2012
Service cost	$58	69	55
Interest cost	1,374	1,273	1,426
Expected return on plan assets	(2,504)	(2,190)	(1,912)
Amortization of net loss	-	516	335
Net periodic pension (credit) expense	(1,072)	(332)	(96)

Amortization of net loss	-	(516)	(335)

Net actuarial (gain) / loss included in other comprehensive income	5,337	(8,156)	1,834

	5,337	(8,672)	1,499
Total recognized in net periodic benefit (credit) cost and other comprehensive income	$4,265	(9,004)	1,401

The estimated net loss for the plan that will be amortized from accumulated other comprehensive income into net periodic pension cost over the next fiscal year is $161 thousand.

Estimated Future Benefit Payments

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

(dollars in thousands)
Year	Pension Benefits
2015	$1,709
2016	1,749
2017	1,764
2018	1,799
2019	1,828
2020 - 2024	9,474

The assumptions used to determine benefit obligations at December 31 are as follows:

	2014	2013	2012
Discount rate	4.03%	5.08	4.07

The assumptions used to determine net periodic pension expense (benefit) for the years ended December 31 are as follows:

	2014	2013	2012
Discount rate	5.08%	4.07	5.17

Expected long-term rate of return on assets	6.50	6.50	6.50

The annual rate assumption used for purposes of computing the service and interest costs components is determined based upon factors including the yields on high quality corporate bonds and other appropriate yield curves along with analysis prepared by the Company’s actuaries.

(b) Supplemental Retirement Plan

The Company also has a supplementary pension plan under which additional retirement benefits are accrued for eligible executive officers. This plan supplements the defined benefit retirement plan for eligible employees that exceed the Internal Revenue Service limit on the amount of pension payments that are allowed from a retirement plan. The supplemental plan provides eligible employees with total benefit payments as calculated by the retirement plan without regard to this limitation. Benefits under this plan are calculated using the same actuarial assumptions and interest rates as used for the retirement plan calculations. The accumulated benefits under this supplementary pension plan was approximately $5.6 million as of both  December 31, 2014 and 2013, respectively. Effective as of December 31, 2008, this plan has been frozen and no additional benefits will accrue. Instead, the amount of the Company’s annual contribution to the plan plus interest is paid directly to each eligible employee. The expense recorded for this plan was $1.5 million, $1.3 million, and $823 thousand, in 2014, 2013, and 2012, respectively.

Rabbi trusts have been established for this plan. These trust accounts are administered by the Trustco Financial Services Department and invest primarily in bonds issued by government-sponsored enterprises and money market instruments. These assets are recorded at their fair value and are included in securities available for sale and other short-term investments in the Consolidated Statements of Condition. As of both December 31, 2014 and 2013, the trusts had assets totaling $5.7 million.

(c) Postretirement Benefits

The Company permits retirees under age 65 to participate in the Company’s medical plan by making certain payments. At age 65, the Bank provides a Medicare Supplemental program to retirees.

In 2003, the Company amended the medical plan to reflect changes to the retiree medical insurance coverage portion. The Company’s subsidy of the retiree medical insurance premiums was eliminated at that time. The Company continues to provide postretirement medical benefits for a limited number of executives in accordance with their employment contracts.

The following tables show the plan’s funded status and amounts recognized in the Company’s Consolidated Statements of Condition at December 31, 2014 and 2013:

Change in Accumulated Benefit Obligation:	December 31,
(dollars in thousands)	2014	2013
Accumulated benefit obligation at beginning of year	$2,513	2,413
Service cost	100	50
Interest cost	217	101
Plan amendments	1,811	465
Benefits paid	(83)	(60)
Net actuarial (gain) loss	1,897	(456)
Accumulated benefit obligation at end of year	$6,455	2,513

Change in Plan Assets and
Reconciliation of Funded Status:	December 31,
(dollars in thousands)	2014	2013
Fair value of plan assets at beginning of year	$17,935	15,026
Actual gain on plan assets	1,350	2,909
Company contributions	83	60
Benefits paid	(83)	(60)
Fair value of plan assets at end of year	19,285	17,935

Funded status at end of year	$12,830	15,422

Amounts recognized in accumulated other comprehensive	December 31,
income consist of the following as of:	2014	2013
Net actuarial gain	$(3,429)	(4,945)
Prior service credit	(1,367)	(2,979)
Total	$(4,796)	(7,924)

Components of Net Periodic Benefit Income and Other Amounts Recognized in Other Comprehensive Income:

	Year ended December 31,
(dollars in thousands)	2014	2013	2012
Service cost	$100	$50	33
Interest cost	217	101	97
Expected return on plan assets	(672)	(495)	(451)
Amortization of net actuarial gain	(297)	(49)	(29)
Amortization of prior service credit	199	(262)	(262)
Net periodic benefit credit	(453)	(655)	(612)

Net (gain) loss	1,219	(2,868)	(590)
Prior service cost	1,811	465	-
Amortization of prior service cost	(199)	262	262
Amortization of net gain	297	49	29
Total amount recognized in other comprehensive income	3,128	(2,092)	(299)

Total amount recognized in net periodic benefit cost and other comprehensive income	$2,675	$(2,747)	(911)

The estimated amount of net gain that will be amortized from accumulated other comprehensive income into net periodic benefit credit over the next fiscal year is approximately $141 thousand while the estimated amount of prior service cost that will be amortized from accumulated other comprehensive income into net periodic benefit credit over the next fiscal year is approximately $90 thousand.

Expected Future Benefit Payments

The following benefit payments are expected to be paid:

(dollars in thousands)
Year	Postretirement Benefits

2015	$81
2016	86
2017	92
2018	101
2019	115
2020 - 2024	882

The discount rate assumption used to determine benefit obligations at December 31 is as follows:

	2014	2013	2012
Discount rate	4.03%	5.08	4.07

The assumptions used to determine net periodic pension expense (benefit) for the years ended December 31 are as follows:

	2014	2013	2012
Discount rate	5.08%	4.07	5.17
Expected long-term rate of return on assets, net of tax	3.75	3.30	3.30

The annual rate assumption used for purposes of computing the service and interest costs components is determined based upon factors including the yields on high quality corporate bonds and other appropriate yield curves along with analysis prepared by the Company’s actuaries.

For measurement purposes, a graded annual rate of increase in the per capita cost of covered benefits (i.e., health care cost trend rate) was assumed for 2014 and thereafter. A one percentage point increase in the assumed health care cost in each year would have an approximate $1.6 million impact on the accumulated postretirement benefit obligation as of December 31, 2014, while a 1% decrease would have an approximate $1.2 million impact. The impact on the interest and service components of net periodic postretirement benefit credit for the year ended December 31, 2014 would be $389 thousand for a one percentage point increase and $56 thousand for a one percentage point decrease.

(d) Components of Accumulated Other Comprehensive Income (Loss) Related to Retirement and Postretirement Benefit Plans

The following table details the change in the components of other comprehensive income related to the retirement plan and the postretirement benefit plan, at December 31, 2014 and 2013, respectively:

(dollars in thousands)
	December 31, 2014
		Post-
	Retirement	Retirement
	Plan	Benefit Plan	Total
Change in overfunded position of pension and postretirement benefits	$5,337	3,030	8,367
Amortization of net actuarial gain (loss)	-	297	297
Amortization of prior service credit	-	(199)	(199)
Total	$5,337	3,128	8,465

	December 31, 2013
		Post-
	Retirement	Retirement
	Plan	Benefit Plan	Total

Change in overfunded position of pension and postretirement benefits	$(8,156)	(2,403)	(10,559)
Amortization of net actuarial gain (loss)	(516)	49	(467)
Amortization of prior service credit	-	262	262
Total	$(8,672)	(2,092)	(10,764)

(e) Major Categories of Pension and Postretirement Benefit Plan Assets:

The asset allocations of the Company’s pension and postretirement benefit plans at December 31, were as follows:

	Pension Benefit		Postretirement Benefit
	Plan Assets		Plan Assets
	2014	2013	2014	2013
Debt Securities	32%	26	33	27
Equity Securities	63	69	65	68
Other	5	5	2	5
Total	100%	100	100	100

The expected long-term rate-of-return on plan assets, noted in sections (a) and (b) above, reflects long-term earnings expectations on existing plan assets. In estimating that rate, appropriate consideration was given to historical returns earned by plan assets and the rates of return expected to be available for reinvestment. Rates of return were adjusted to reflect current capital market assumptions and changes in investment allocations.

The Company’s investment policies and strategies for the pension benefit and postretirement benefit plans prescribe a target allocation of 50% to 70% equity securities, 25% to 40% debt securities, and 0% to 10% for other securities for the asset categories. The Company’s investment goals are to maximize returns subject to specific risk management policies. Its risk management policies permit direct investments in equity and debt securities and mutual funds while prohibiting direct investment in derivative financial instruments. The Company addresses diversification by the use of mutual fund investments whose underlying investments are in domestic and international debt and equity securities. These mutual funds are readily marketable and can be sold to fund benefit payment obligations as they become payable.

Fair Value of Plan Assets:

Fair value is the exchange price that would be received for an asset in the principal or most advantageous market for the asset in an orderly transaction between market participants on the measurement date.

The Company used the following methods and significant assumptions to estimate the fair value of each type of financial instrument:

Equity mutual funds, Fixed Income mutual funds and Debt Securities: The fair values for investment securities are determined by quoted market prices, if available (Level 1). For securities where quoted prices are not available, fair values are calculated based on market prices of similar securities (Level 2).

The fair value of the plan assets at December 31, 2014 and 2013, by asset category, is as follows:

Retirement Plan	Fair Value Measurements at December 31, 2014 Using:
	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
(dollars in thousands)
Plan Assets

Cash and cash equivalents	$2,043	2,043	-	-
Equity mutual funds	27,149	27,149	-	-
U.S. government sponsored enterprises	6,691	-	6,691	-
Corporate bonds	6,502	-	6,502	-
Fixed income mutual funds	608	608	-	-

Total Plan Assets	$42,993	29,800	13,193	-

Postretirement Benefits	Fair Value Measurements at December 31, 2014 Using:
	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
(dollars in thousands)
Plan Assets

Cash and cash equivalents	$285	285	-	-
Equity mutual funds	12,583	12,583	-	-
U.S. government sponsored enterprises	2,342	-	2,342	-
Corporate bonds	1,520	-	1,520	-
State and political subdivisions	2,555	-	2,555	-

Total Plan Assets	$19,285	12,868	6,417	-

Retirement Plan	Fair Value Measurements at December 31, 2013 Using:
	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
(dollars in thousands)
Plan Assets

Cash and cash equivalents	$1,916	1,916	-	-
Equity mutual funds	27,296	27,296	-	-
U.S. government sponsored enterprises	5,091	-	5,091	-
Corporate bonds	4,517	-	4,517	-
Fixed income mutual funds	599	599	-	-

Total Plan Assets	$39,419	29,811	9,608	-

Postretirement Benefits	Fair Value Measurements at December 31, 2013 Using:
	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
(dollars in thousands)
Plan Assets

Cash and cash equivalents	$950	950	-	-
Equity mutual funds	12,135	12,135	-	-
U.S. government sponsored enterprises	1,020	-	1,020	-
Corporate bonds	449	-	449	-
State and political subdivisions	3,381	-	3,381	-

Total Plan Assets	$17,935	13,085	4,850	-

At December 31, 2014 and 2013, the majority of the equity mutual funds included in the plan assets of the retirement plan and postretirement benefit plan consist of large-cap index funds, while the remainder of the equity mutual funds consists of mid-cap, small-cap and international funds.

There were no transfers between Level 1 and Level 2 in 2014 and 2013.

The Company made contributions of $2.0 million to its pension plan during 2014. No contributions were made in 2013. The Company does not expect to make any contributions to its pension and postretirement benefit plans in 2015.

(f) Incentive and Bonus Plans

During 2006 the Company amended its profit sharing plan to include a 401(k) feature. Under the 401(k) feature, the Company matches 100% of the aggregate salary contribution up to the first 3% of compensation and 50% of the aggregate contribution of the next 3%. No profit sharing contributions were made in 2014, 2013 or 2012 but were replaced with Company contributions to the 401(k) feature of the plan. Expenses related to the plan aggregated $710 thousand for 2014, $657 thousand in 2013 and $601 thousand in 2012.

The Company also has an officers and executive incentive plan. The expense of these plans generally are based on the Company’s performance and estimated distributions to participants are accrued during the year and generally paid in the following year. The expense recorded for this plan was $1.3 million, $2.0 million and $1.6 million in 2014, 2013 and 2012, respectively.

The Company has also awarded 3.5 million performance bonus units to the executive officers and directors. These units become vested and exercisable only under a change of control as defined in the plan. The units were awarded based upon the stock price at the time of grant and, if exercised under a change of control, allow the holder to receive the increase in value offered in the exchange over the stock price at the date of grant for each unit, if any. As of December 31, 2014, the weighted average strike price of each unit was $7.20.

(g) Stock Based Compensation Plans-Equity Awards

Equity awards are types of stock based compensation that are to be settled in shares. As such, the amount of compensation expense to be paid at the time of settlement is included in surplus in the Consolidated Statement of Condition.

Under the 2010 TrustCo Bank Corp NY Stock Option Plan, the Company may grant stock options and restricted stock to its eligible employees for up to approximately 2.0 million shares of common stock.

Under the 2010 Directors Stock Option Plan, the Company may grant stock options and restricted stock to its directors for up to approximately 250 thousand shares of its common stock.

Under each of these plans, the exercise price of each option equals the fair value of the Company’s stock on the date of grant, and an option’s maximum term is ten years. Options vest over five years from the date the options are granted for the employees plans and they are immediately vested under the directors’ plans. A summary of the status of TrustCo’s stock option plans as of December 31, 2014 and changes during the year then ended, are as follows:

	Outstanding Options
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
Balance, January 1, 2014	3,158,800	$9.54
New options awarded-2014	188,250	7.22
Expired options - 2014	(636,500)	13.55
Cancelled options-2014	-	-
Exercised options - 2014	(17,500)	5.15
Balance, December 31, 2014	2,693,050	$8.27	4.7 years

Exercisable Options

Balance, December 31, 2014	1,919,500	$9.10	3.2 years

At December 31, 2014, the intrinsic value of outstanding stock options and vested stock options was approximately $1.3 million and $695 thousand, respectively. The Company expects all unvested options to vest according to plan provisions.

During 2014 and 2013, 18 thousand and 15 thousand stock options were exercised. The intrinsic value and related tax benefits of stock options exercised in 2014 and 2013 was not material. No stock options were exercised in 2012. It is the Company’s policy to generally issue stock for stock option exercises from previously unissued shares of common stock or treasury shares.

Unrecognized stock-based compensation expense related to non-vested stock options totaled $569 thousand at December 31, 2014. At such date, the weighted-average period over which this unrecognized expense was expected to be recognized was 3.5 years.

Valuation of Stock-Based Compensation: The fair value of the Company’s employee and director stock options granted is estimated on the measurement date, which, for the Company, is the date of grant. The weighted-average fair value of stock options granted during 2014, 2013 and 2012 estimated using the Black-Scholes option pricing model, was $0.93, $1.08 and $0.76, respectively. The Company estimated expected market price volatility and the expected term of the options based on historical data and other factors. The assumptions used to determine the fair value of options granted during 2014, 2013 and 2012 are detailed in the table below:

	2014	2013	2012
	Employees' Plan	Employees' Plan	Employees' Plan
Expected dividend yield	3.64%	3.72%	5.08%
Risk-free interest rate	1.74	1.45	0.80
Expected volatility rate	21.62	25.83	30.18
Expected lives	5.0 years	5.0 years	5.0 years

During 2011, the Company issued 99 thousand restricted common shares to certain eligible executive officers and another 7 thousand restricted common shares to its board of directors. The restricted share awards hold the same voting powers as the Company’s common stock and became 100% vested after three years based upon a cliff-vesting schedule. The shares were also eligible to receive nonforfeitable dividend payments. The fair value of these awards was $5.14 per restricted share, the fair value of the Company’s common stock on the grant date.

The 2014 activity for the restricted common shares was as follows:

Restricted common shares
Outstanding
Shares
Balance, December 31, 2013	106,000
New awards granted	-
Awards became vested	(106,000)
Balance, December 31, 2014	-

During 2014, 2013 and 2012, the Company recognized approximately $141 thousand, $170 thousand and $170 thousand in stock based compensation expense related to the employee awards, respectively. In addition, the Company recognized approximately $10 thousand, $12 thousand and $12 thousand related to the director awards, respectively. All of the awards became fully vested in 2014. Unrecognized stock-based compensation expense related to the outstanding restricted shares totaled $151 thousand and $333 thousand at December 31, 2013 and 2012, respectively.

(h) Stock Based Compensation Plans-Liability Awards

Liability awards are types of stock based compensation that can be settled in cash (not shares). As such, the amount of compensation expense to be paid at the time of settlement is included in accrued expenses and other liabilities in the Consolidated Statement of Condition. The Company granted both service based and performance based liability awards in 2014, 2013 and 2012.

The activity for service based awards during 2014 was as follows:

Restricted share units

Outstanding
Units

Balance, December 31, 2013	133,750
New awards granted	68,650
Awards settled	-
Balance, December 31, 2014	202,400

Service Based Awards: During 2014, 2013 and 2012, the Company issued restricted share units to certain eligible officers, executives and its board of directors. The restricted share units do not hold voting powers, nor are they eligible for common stock dividends, and become 100% vested after three years based upon a cliff-vesting schedule. Upon issuance, the fair value of these awards is the fair value of the Company’s common stock on the grant date. Thereafter, the amount of compensation expense recognized, is based on the fair value of the Company’s stock.

During 2014, 2013 and 2012, the Company recognized approximately $352 thousand, $230 thousand and $23 thousand, respectively, in stock based compensation expense related to these awards. Unrecognized stock-based compensation expense related to the outstanding restricted share units totaled $864 thousand at December 31, 2014. At December 31, 2014 all of the awards were unvested. The weighted average period over which the unrecognized expense is expected to be recognized was approximately 26 months as of December 31, 2014.

The liability related to service based liability awards totaled $605 thousand and $253 thousand at December 31, 2014 and 2013, respectively.

The activity for performance based awards during 2014 was as follows:

Performance share units

Outstanding
Units

Balance, December 31, 2013	146,500
New awards granted	83,000
Awards settled	-
Balance, December 31, 2014	229,500

Performance Based Awards: During 2014, 2013 and 2012, the Company issued performance share units to certain eligible officers and executives. These units do not hold voting powers, nor are they eligible for common stock dividends, and become 100% vested after three years based upon a cliff-vesting schedule. Upon issuance, fair value of these units was the fair value of the Company’s common stock on the grant date. Thereafter, the amount of compensation expense recognized is based upon the Company’s achievement of certain performance criteria in accordance with Plan provisions as well as the fair value of the Company’s stock.

For units granted in 2013 and 2012, the Company expects to exceed its required performance criteria and therefore has adjusted its calculation for the increased number of units that would be settled in cash upon vesting. For units granted in 2014, the Company expects to meet its required performance criteria. During 2014, 2013 and 2012, the Company recognized approximately $490 thousand, $239 thousand and $19 thousand, respectively, in stock based compensation expense related to these units. Unrecognized stock-based compensation expense related to the outstanding performance share units totaled $1.2 million at December 31, 2014. At December 31, 2014 all of the units were unvested. The weighted average period over which the unrecognized expense is expected to be recognized was approximately 26 months as of December 31, 2014.

The liability related to performance based liability awards totaled $748 thousand and $258 thousand at December 31, 2014 and 2013, respectively.

(i) Stock and Liability Based Compensation Expense

Total compensation expense totaled $1.2 million, $847 thousand and $447 thousand in 2014, 2013 and 2012, respectively, related to the 2010 and 2004 TrustCo Bank Corp NY Stock Option Plans.

Of the $1.2 million of stock based compensation expense recognized in 2014, $870 thousand related to liability awards as they may be settled in cash instead of shares, while the remaining $325 thousand related to equity awards.

Of the $847 thousand of stock based compensation expense recognized in 2013, $469 thousand related to liability awards as they may be settled in cash instead of shares, while the remaining $378 thousand related to equity awards.

Of the $447 thousand of stock based compensation expense recognized in 2012, $42 thousand related to liability awards as they may be settled in cash instead of shares, while the remaining $405 thousand related to equity awards.

Stock-based compensation expense is recognized ratably over the vesting period for all awards. Income tax benefits recognized in the accompanying consolidated statements of income related to stock-based compensation in 2014, 2013 and 2012 was approximately $478 thousand, $296 thousand and $156 thousand, respectively.